Investments Under Equity Method (Details)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 Wuwei Ganxin Seeds CoLtd [Member] USD ($)	Jun. 30, 2012 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2011 Wuwei Ganxin Seeds CoLtd [Member] CNY	Dec. 31, 2010 Wuwei Ganxin Seeds CoLtd [Member] CNY	Jun. 30, 2012 Beijing Zhongnong Seed Industry Coltd [Member] USD ($)	Jun. 30, 2012 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2011 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Dec. 31, 2010 Beijing Zhongnong Seed Industry Coltd [Member] CNY	Jun. 30, 2012 Other Owned By Pgw [Member] USD ($)	Jun. 30, 2012 Other Owned By Pgw [Member] CNY	Jun. 30, 2011 Other Owned By Pgw [Member] CNY	Dec. 31, 2010 Other Owned By Pgw [Member] CNY
Equity Method Investment, Ownership Percentage					49.00%	49.00%			26.80%	26.80%
Investment under equity method	$ 9,964,000	63,304,000	61,300,000	47,894,000	$ 8,449,000	53,679,000	53,679	41,183	$ 1,303	8,280	6,720	6,711	$ 212	1,345	901	0